Quarterly Holdings Report
for
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
October 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SMB-NPRT3-1224
1.9905581.102
Municipal Securities - 100.8%
	Principal Amount (a)	Value ($)
Alabama - 9.0%
Electric Utilities - 3.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.65% tender 7/15/2034 (c)	150,000	149,876
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 4.4% 4/1/2031 VRDN (b)(c)	200,000	200,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 4.1% 8/1/2063 VRDN (b)(c)	200,000	200,000
		549,876
General Obligations - 0.6%
Black Belt Energy Gas District 5.25% 12/1/2024 (Morgan Stanley Guaranteed)	5,000	5,004
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	5,000	5,076
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2025 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	50,000	50,279
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	50,000	50,934
		111,293
Health Care - 1.7%
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.66% 11/1/2042 VRDN (c)	300,000	300,000
Synthetics - 3.7%
Black Belt Energy Gas District Participating VRDN 3.54% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	330,000	330,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 3.54% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	300,000	300,000
		630,000
TOTAL ALABAMA		1,591,169
Arizona - 2.0%
Electric Utilities - 0.8%
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2025	140,000	140,378
Health Care - 0.9%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	150,000	158,954
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	50,000	51,202
TOTAL ARIZONA		350,534
California - 3.1%
Resource Recovery - 1.9%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.8% tender 7/1/2041 (b)(c)	100,000	99,874
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 4.25% tender 12/1/2044 (b)(c)	100,000	100,032
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 4.05% tender 7/1/2043 (b)(c)(e)	150,000	149,902
		349,808
Transportation - 1.2%
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (b)	200,000	204,603
TOTAL CALIFORNIA		554,411
Colorado - 0.9%
Health Care - 0.9%
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (c)	150,000	154,599
Connecticut - 1.7%
Education - 1.7%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (c)	150,000	149,047
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (c)	150,000	149,229
		298,276
General Obligations - 0.0%
Connecticut St Gen. Oblig. 5% 5/15/2025	10,000	10,090
TOTAL CONNECTICUT		308,366
Delaware - 5.0%
Electric Utilities - 5.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.41% 10/1/2028 VRDN (c)	100,000	100,000
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 4.37% 10/1/2029 VRDN (b)(c)	780,000	780,000
		880,000
TOTAL DELAWARE		880,000
Florida - 10.5%
Electric Utilities - 4.5%
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 3.45% 5/1/2046 VRDN (b)(c)	800,000	800,000
General Obligations - 0.6%
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	100,000	103,342
Health Care - 0.6%
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (c)	100,000	103,360
Housing - 3.4%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (c)	150,000	149,359
Escambia Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.8% tender 6/1/2027 (c)	100,000	100,647
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (c)	100,000	100,702
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (c)	50,000	49,981
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 4/1/2041 (c)	100,000	100,023
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev 4.15% tender 12/1/2040 (c)	100,000	101,182
		601,894
Resource Recovery - 1.1%
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2011, 5% tender 11/1/2041 (b)(c)	50,000	50,000
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4.5% tender 11/1/2048 (b)(c)	150,000	150,102
		200,102
Water & Sewer - 0.3%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2026	50,000	52,042
TOTAL FLORIDA		1,860,740
Georgia - 5.9%
Electric Utilities - 4.5%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.875% tender 8/1/2043 (c)	100,000	99,445
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1997, 4.1% 11/1/2052 VRDN (b)(c)	390,000	390,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (c)	10,000	10,031
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (c)	100,000	101,858
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (c)	100,000	100,811
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.75% tender 10/1/2048 (c)	90,000	90,684
		792,829
General Obligations - 1.4%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (c)	150,000	151,750
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	100,000	103,359
		255,109
TOTAL GEORGIA		1,047,938
Hawaii - 0.6%
Housing - 0.6%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (c)	100,000	102,481
Illinois - 4.9%
General Obligations - 4.4%
Illinois St Gen. Oblig. 5% 2/1/2027	80,000	83,038
Illinois St Gen. Oblig. 5% 3/1/2025	100,000	100,436
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2024	200,000	200,000
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	5,000	5,168
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2025	100,000	100,690
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	280,000	291,899
		781,231
Health Care - 0.5%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2028	90,000	93,895
TOTAL ILLINOIS		875,126
Indiana - 1.4%
Resource Recovery - 1.4%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 3.95% tender 5/1/2028 (b)(c)	250,000	250,000
Kentucky - 1.7%
Industrial Development - 1.7%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.6% 7/1/2060 VRDN (b)(c)	200,000	200,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 4.6% 7/1/2060 VRDN (b)(c)	100,000	100,000
		300,000
TOTAL KENTUCKY		300,000
Louisiana - 4.1%
Industrial Development - 4.1%
St James Parish LA Rev (Nucor Corp Proj.) 3.45% 11/1/2040 VRDN (c)	330,000	330,000
St James Parish LA Rev (Nucor Corp Proj.) 3.47% 11/1/2040 VRDN (c)	395,000	395,000
		725,000
TOTAL LOUISIANA		725,000
Maryland - 0.2%
Housing - 0.2%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	50,000	50,140
Massachusetts - 1.1%
Education - 1.1%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2025 (b)	100,000	100,180
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2025 (b)	100,000	101,091
		201,271
TOTAL MASSACHUSETTS		201,271
Michigan - 3.8%
Education - 0.8%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2026 (Build America Mutual Assurance Co Insured)	135,000	140,697
Electric Utilities - 0.6%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	100,000	99,388
General Obligations - 0.8%
Coopersville Area MI Pub Schs Series 1, 4% 5/1/2026 (State of Michigan Guaranteed)	30,000	30,357
Coopersville Area MI Pub Schs Series 1, 5% 5/1/2025 (State of Michigan Guaranteed)	110,000	110,812
		141,169
Health Care - 0.6%
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) 4% 11/15/2026	110,000	112,347
Water & Sewer - 1.0%
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2027	175,000	180,435
TOTAL MICHIGAN		674,036
Minnesota - 1.1%
Education - 1.1%
Minnesota St Higher Ed Facs (Macalester College, Mn Proj.) 3.4% 3/1/2033 VRDN (c)	200,000	200,000
Nebraska - 0.6%
General Obligations - 0.6%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (c)	105,000	105,350
Nevada - 0.5%
Resource Recovery - 0.5%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 4.15% tender 12/1/2026 (b)(c)(e)	100,000	100,015
New Hampshire - 0.6%
Housing - 0.6%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	100,000	101,163
New Jersey - 1.7%
Education - 0.4%
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2025	75,000	75,634
General Obligations - 1.3%
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	100,000	102,823
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (f)	60,000	56,012
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (Ambac Assurance Corp Insured) (f)	80,000	74,684
		233,519
TOTAL NEW JERSEY		309,153
New York - 12.3%
General Obligations - 2.6%
City of New York NY Gen. Oblig. Series A, 5% 8/1/2027	155,000	156,915
City of New York NY Gen. Oblig. Series FISCAL 2021 2, 4% 4/1/2042 VRDN (c)	300,000	300,000
		456,915
Housing - 2.0%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (c)	50,000	52,126
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (c)	150,000	150,235
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (c)	165,000	158,903
		361,264
Special Tax - 0.3%
NY Payroll Mobility Tax 2% tender 5/15/2045 (c)	55,000	53,407
Synthetics - 5.6%
Liberty NY Dev Corp Rev Participating VRDN 3.59% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	480,000	480,000
Metropolitan Transn Auth NY Rv Participating VRDN 3.56% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	300,000	300,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.56% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	100,000	100,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 3.56% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	100,000	100,000
		980,000
Transportation - 1.8%
Metropolitan Transn Auth NY Rv Series 2019 A 1, 5% tender 11/15/2048 (c)	325,000	325,178
TOTAL NEW YORK		2,176,764
Pennsylvania - 6.3%
Health Care - 2.3%
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 4.04% 9/1/2050 VRDN (c)	410,000	410,000
Resource Recovery - 4.0%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.8% tender 6/1/2044 (b)(c)	100,000	99,988
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 3.85% tender 4/1/2034 (b)(c)	150,000	149,572
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B 2, 4.15% tender 4/1/2049 (b)(c)	150,000	149,646
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	150,000	151,245
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 4.25% tender 8/1/2037 (b)(c)	150,000	149,911
		700,362
TOTAL PENNSYLVANIA		1,110,362
Tennessee - 4.5%
Health Care - 4.5%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 3.6% 5/1/2039 VRDN (c)	800,000	800,000
Texas - 8.6%
Health Care - 0.1%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (c)	15,000	15,336
Housing - 3.6%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (c)	100,000	99,369
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2021, 3.48% tender 8/1/2039 (c)	150,000	149,742
Las Varas Pub Fac Corp Tex Multifamily Hsg Rev Series 2022, 3.1% tender 11/1/2025 (c)	250,000	249,924
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (c)	150,000	150,531
		649,566
Resource Recovery - 2.4%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 4.25% tender 1/1/2026 (b)(c)	150,000	150,000
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 4% tender 7/1/2040 (b)(c)	250,000	249,900
		399,900
Synthetics - 1.1%
Harris County Cultural Ed Facilities Fin Corp Med Facilities Rev Participating VRDN Series 2022 006, 3.54% 11/15/2046 (Liquidity Facility Barclays Bank PLC) (c)(d)	200,000	200,000
Water & Sewer - 1.4%
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 5% 10/1/2025	250,000	254,477
TOTAL TEXAS		1,519,279
Virginia - 3.0%
Electric Utilities - 1.4%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (c)	150,000	152,365
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008B, 0.75% tender 11/1/2035 (c)	95,000	91,444
		243,809
Synthetics - 1.6%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 3.54% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	285,000	285,001
TOTAL VIRGINIA		528,810
Washington - 3.0%
Education - 1.2%
Washington St Univ Revs Series 2025, 5% 4/1/2027 (g)	200,000	208,778
General Obligations - 0.4%
Washington State Ctfs Partn (State of Washington Proj.) Series 2016 A, 5% 7/1/2027	70,000	72,324
Housing - 1.4%
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	50,000	51,381
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2024, 3.83% tender 9/1/2025 (c)(g)	200,000	199,990
		251,371
TOTAL WASHINGTON		532,473
West Virginia - 1.8%
Health Care - 1.8%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, Wv Proj.) 3.55% 1/1/2034, LOC Truist Bank VRDN (c)	100,000	100,000
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.85% 6/1/2033 VRDN (c)	225,000	225,000
		325,000
TOTAL WEST VIRGINIA		325,000
Wisconsin - 0.9%
Housing - 0.9%
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg Series 2024J, 5% tender 8/1/2058 (c)	150,000	154,232
TOTAL MUNICIPAL SECURITIES (Cost $17,868,406)		17,888,412

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $314,215)	3.64	314,152	314,215

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $18,182,621)	18,202,627
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(458,688)
NET ASSETS - 100.0%	17,743,939

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $249,917 or 1.3% of net assets.

(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	343,034	3,359,620	3,388,426	5,309	21	(34)	314,215	0.0%
Total	343,034	3,359,620	3,388,426	5,309	21	(34)	314,215

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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